      As filed with the Securities and Exchange Commission on June 27, 2008
                          File No. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                         Pre-Effective Amendment No.                         [ ]
                      Post-Effective Amendment No. 71                        [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940                         [X]

                             Amendment No. 73                                [X]

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 843-9934

                          Edward P. Macdonald, Esquire
                   The Hartford Financial Services Group, Inc.
                          Life Law - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:
                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                        Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (Date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X]  on August 29, 2008 pursuant to paragraph (a)(1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 71 to the Registration Statement of The Hartford Mutual Funds, Inc. (the "Registrant") on Form N-1A (File Nos. 333-02381/811-07589) is being filed to: (i) register Class R3, Class R4 and Class R5 shares of The Hartford Checks and Balances Fund, an existing series of the Registrant; and (ii) make corresponding changes to the Registrant's Combined Statement of Additional Information.

                            THE HARTFORD MUTUAL FUNDS

                     CLASS R3, CLASS R4, AND CLASS R5 SHARES

                           RETIREMENT PLAN PROSPECTUS

                            August [__], 2008

AS WITH ALL MUTUAL FUNDS, THE           THE HARTFORD CHECKS AND BALANCES FUND
SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES
OR PASSED UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

                                        THE HARTFORD MUTUAL FUNDS
                                        P.O. BOX 64387
                                        ST. PAUL, MN 55164-0387

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS

Introduction                            Introduction
-------------------------------------   ----------------------------------------
A summary of the fund's goal,           The Hartford Checks and Balances Fund
principal strategies, main risks,
performance and expenses

Description of other investment         Investment strategies and investment
strategies and investment risks         matters Terms used in this Prospectus

Investment manager and management fee   Management of the fund
information

Information on your account             About your account
                                        Choosing a share class
                                        Investor Requirements
                                        Opening an account
                                        Buying shares
                                        Selling shares
                                        Transaction Policies
                                        Dividends and account policies

Further information on the fund         Financial highlights
                                        Fund code, CUSIP number and symbol
                                        For more information
                                                                      back cover


THE HARTFORD MUTUAL FUNDS               3

INTRODUCTION

This prospectus relates to the Class R3, Class R4 and Class R5 shares of The Hartford Checks and Balances Fund (the "fund"). The fund also offers Class A, Class B and Class C shares pursuant to a separate prospectus describing these classes. The fund also offers Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the fund, pursuant to a separate prospectus describing that class.

Certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4 and R5 will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares. Class B shares will no longer be available to employer-sponsored retirement plans after June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).

Below is a summary table briefly describing certain differences between the different share classes offered in this retirement plan prospectus. You should refer to the summary of the fund's goal, principal strategies, main risks, performance and expenses for more details. The fund offers several classes of shares to retirement plans. Each class has its own expense structure and may provide for different levels of service and different amounts of compensation to financial intermediaries. It is the responsibility of a plan fiduciary to choose the share class (and pricing) that best suits the needs of plan participants.

                                       CLASS R3                          CLASS R4                            CLASS R5
                           -------------------------------   ---------------------------------   ---------------------------------
INVESTMENT MINIMUMS                   None                                  None                             None
MAXIMUM SALES CHARGE
   (LOAD)*                            None                                  None                             None
MAXIMUM DEFERRED SALES
   CHARGE (LOAD) *                    None                                  None                             None
MANAGEMENT FEES**                     None                                  None                             None
DISTRIBUTION AND SERVICE
   (12B-1) FEES***                    0.50%                                 0.25%                            None
ADMINISTRATIVE FEE***                 0.20%                                 0.15%                            0.10%
ELIGIBLE INVESTORS         401(k) plans, 457 plans,          401(k) plans, 457 plans,            401(k) plans, 457 plans,
                           employer-sponsored 403(b)         employer-sponsored 403(b) plans,    employer-sponsored 403(b) plans,
                           plans, profit-sharing and money   profit-sharing and money purchase   profit-sharing and money purchase
                           purchase pension plans, defined   pension plans, defined benefit      pension plans, defined benefit
                           benefit plans, and nonqualified   plans, and nonqualified deferred    plans, and nonqualified deferred
                           deferred compensation plans.      compensation plans.                 compensation plans.

*    Imposed on purchases as a percentage of the offering price.

** The fund's investment manager will not charge a management fee because the fund is not actively managed. The fund will indirectly bear a pro rata share of fees and expenses incurred by underlying funds.

***  As a percentage of the fund's average net assets.

The fund is a series of The Hartford Mutual Funds, Inc. and is a diversified fund. Information on the fund, including risk factors, can be found on the pages following this introduction.

The investment manager to the fund is Hartford Investment Financial Services, LLC ("HIFSCO"). HIFSCO administers the asset allocation program and provides portfolio management for the fund. Information regarding HIFSCO is included under the section entitled "Management of the Fund" in this prospectus.

MUTUAL FUNDS ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. BECAUSE YOU COULD LOSE MONEY BY INVESTING IN THE FUND, BE SURE TO READ ALL RISK DISCLOSURES CAREFULLY BEFORE INVESTING.

THE HARTFORD CHECKS AND BALANCES FUND

INVESTMENT GOAL. The Hartford Checks and Balances Fund seeks long-term capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a combination of Hartford Mutual Funds ("Underlying Funds"): The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund and The Hartford Total Return Bond Fund. The fund will make equal allocations (one-third each) of its assets to the Underlying Funds. The fund's asset allocation and rebalancing strategy provides a system of "checks and balances" that provides diversification and prevents a single investment strategy from dominating the fund. The fund will not be actively managed, and the fund's assets will be rebalanced back to one-third each as soon as reasonably practicable whenever the fund's investment in any single Underlying Fund deviates from the target allocation by more than 5%.

The Underlying Funds use a broad array of investment strategies, and may invest in a wide variety of instruments. Each Underlying Fund's investment goal and principal investment strategy are summarized below. The fund may add to or change the Underlying Funds in which the fund invests without the approval of shareholders. A prospectus containing more information with respect to the Underlying Funds may be obtained at www.hartfordinvestors.com.

The Hartford Capital Appreciation Fund's goal is growth of capital. The Fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

The Hartford Dividend and Growth Fund's goal is a high level of current income consistent with growth of capital. The Fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by its sub-adviser. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, the fund's sub-adviser evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

The Hartford Total Return Bond Fund's goal is a competitive total return, with income as a secondary objective. The Fund, under normal circumstances, invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch or securities which, if unrated, are determined by Hartford Investment Management Company ("Hartford Investment Management") to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "junk bonds". The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans - secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The Hartford Total Return Bond Fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities. The fund may trade securities actively.

MAIN RISKS. The fund's investment performance and its ability to achieve its investment goal is directly related to the performance of the Underlying Funds. Each Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests. Accordingly, the fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include, among others, stock fund risk, foreign investment risk, value investing risk, interest rate risk and credit risk. You could lose money as a result of your investment.

As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Because the fund, through an Underlying Fund, may invest in small- and mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small- or mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. In addition, the fund could lose money if any bonds it owns, through the Underlying Funds, are downgraded in credit rating or go into default.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund, through an Underlying Fund, is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund, through an Underlying Fund, may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund, through an Underlying Fund, may invest in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund, through an Underlying Fund, purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund, through an Underlying Fund, as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund, through an Underlying Fund, as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. HIFSCO will not charge a management fee because the fund is not actively managed. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                         CLASS R3   CLASS R4   CLASS R5
                                                         --------   --------   --------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                    None       None       None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                         None       None       None
   Exchange fees                                           None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                         None       None       None
   Distribution and service (12b-1) fees                   0.50%      0.25%      None
   Other expenses(1)                                       [___]      [___]      [___]
   Acquired Fund fees and expenses(2)                      [___]      [___]      [___]
   Total annual operating expenses(3)                      [___]      [___]      [___]

(1) "Other Expenses" are estimated for the current fiscal year and include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. "Other Expenses" also include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) "Acquired Fund fees and expenses" are based on estimated amounts for the current fiscal year.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at [___]%, [___]% and [___]%, respectively. In addition, Hartford Administrative Services Company ("HASCO"), the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS R3   CLASS R4   CLASS R5
-------------------------------------   --------   --------   --------
Year 1                                   $[___]     $[___]     $[___]
Year 3                                   $[___]     $[___]     $[___]

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

Many factors affect the fund's performance. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The fund's share price changes daily based on the performance of the Underlying Funds in which it invests. The ability of the fund to meet its investment goal (or objective) is directly related to its target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals (or objectives). Each of the Underlying Funds in which the fund invests is permitted a wide range of investment techniques. The Underlying Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Underlying Funds. Because the fund invests in the Underlying Funds, the Underlying Funds' portfolio management strategies and the attendant risks will affect shareholders of the fund in direct proportion to the amount of assets the fund allocates to each Underlying Fund.

The different types of securities, investments, and investment techniques used by the Underlying Funds all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). The fund, through the Underlying Funds, may invest in equity securities, as part of its principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The fund, through the Underlying Funds, may invest in debt securities as part of its principal investment strategy. As described below, an investment in the fund entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

The fund, through the Underlying Funds, may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit the fund, through the Underlying Funds, to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the fund to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

These techniques are also used to seek to manage risk by hedging an Underlying Fund's portfolio investments. Hedging techniques may not always be available to an Underlying Fund, and it may not always be feasible for an Underlying Fund to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund, through an Underlying Fund, could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way an Underlying Fund's manager expected. As a result, the use of these techniques may result in losses to the fund, through an Underlying Fund, or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy of The Hartford Total Return Bond Fund.

FOREIGN INVESTMENTS

The fund, through the Underlying Funds, may invest in securities and loans of foreign issuers and borrowers and non-dollar securities and loans as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the fund, through an Underlying Fund, to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund, through an Underlying Fund, has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, through an Underlying Fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

The fund, through the Underlying Funds, may invest in emerging markets.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund, through the Underlying Funds, may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

The Hartford Capital Appreciation Fund may invest in emerging markets as part of its principal investment strategy.

SMALL CAPITALIZATION COMPANIES

The fund, through the Underlying Funds, may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES

The fund, as well as the Underlying Funds, may invest in securities of other investment companies, including exchange traded funds (ETFs), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended ("1940 Act"). These limitations include in certain circumstances a prohibition on the fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the fund could lose money by investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

RISKS OF ILLIQUID SECURITIES

The fund, as well as the Underlying Funds, may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value.

Securities purchased by the fund, particularly debt securities and over-the-counter traded securities, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in the fund's portfolio become illiquid, the fund may exceed its 15 percent limitation in illiquid instruments. In the event that changes in the portfolio or other external events cause the investments in illiquid instruments to exceed 15 percent of the fund's net assets, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument. In cases where no clear indication of the value of the fund's portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Board of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund's NAV. For more information on fair valuation, please see "Transaction Policies-- Valuation of Shares"

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal. The fund's prospectus will be updated prior to any change in the fund's investment goal (or objective).

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

The Underlying Funds may at times engage in short-term trading. Short-term trading could produce higher brokerage expenses for an Underlying Fund and higher taxable distributions to the Underlying Fund's shareholders and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

"FUND OF FUNDS" STRUCTURE

The term "fund of funds" is used to describe mutual funds, such as the fund, that pursue their investment objectives by investing in other mutual funds. By investing in the fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the fund invests, in addition to the fund's direct fees and expenses. Your cost of investing in the fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

In addition, the use of a fund-of-funds structure could affect the timing, amount and character of distributions to you from an Underlying Fund for investments you make directly in the Underlying Fund. For example, HIFSCO may change the current asset allocation strategy among the Underlying Funds, or may invest in different funds, from time to time if it believes that doing so would better enable the fund to pursue its investment goal. The fund will make equal allocations (one-third each) of its assets to the Underlying Funds and the fund's assets will be rebalanced back to one-third each as soon as reasonably practicable whenever the fund's investment in any single Underlying Fund deviates from the target allocation by more than 5%. The effect of rebalancing on the fund and the Underlying Funds may increase transaction costs. However, HIFSCO attempts to minimize these costs. These transactions could increase or decrease the amount of gains, and could also affect the timing, amount and character of distributions.

It is the policy of HIFSCO to manage the fund in the best interests of its shareholders and to conduct the investment program for the fund without taking into account the profitability of any Underlying Fund or affiliate. However, management of the fund entails special potential conflicts of interest for HIFSCO because the fund invests in affiliated Underlying Funds. In general, certain of the Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates than others. HIFSCO may therefore have an incentive to allocate more of the fund's assets to the more profitable of these Underlying Funds, and fewer assets to the less profitable of these Underlying Funds. To mitigate such conflicts HIFSCO has implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the fund's Board of Directors.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund, through the Underlying Funds, may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Underlying Funds will disclose their complete calendar month-end portfolio holdings on the fund's website at http://institutional.thehartford.com/ no earlier than 30 calendar days after the end of each month. The Underlying Funds also will disclose on the fund's website no earlier than 15 days after the end of each month (i) the ten issuers that constitute the largest portion of each Underlying Fund's assets (in the case of Underlying Funds that invest only in fixed income instruments); or (ii) each Underlying Fund's largest ten holdings (in the case of other Underlying Funds). A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER

HIFSCO is the investment manager to the fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $426.7 billion in assets as of December 31, 2007. At the same time, HIFSCO had over $53.3 billion in assets under management. HIFSCO is responsible for the management of the fund and administers the asset allocation program for the fund. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

THE INVESTMENT SUB-ADVISERS

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the Total Return Bond Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly owned subsidiary of The Hartford. As of December 31, 2007, Hartford Investment Management had investment management authority over approximately $148.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Capital Appreciation Fund and the Dividend and Growth Fund. Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

SOFT DOLLAR PRACTICES

The sub-advisers are responsible for the day-to-day portfolio management activities of the Underlying Funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the Underlying Funds. Each sub-adviser may cause an Underlying Fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the Underlying Funds), although not all of these products and services are necessarily useful and of value in managing the Underlying Funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

MANAGEMENT FEE

The fund does not pay a monthly management fee to HIFSCO. Therefore, for the fund's fiscal year ended October 31, 2007, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were 0.00%.

A discussion regarding the basis for the Board of Directors' approval of the investment management agreement of the fund is available in the fund's annual report to shareholders covering the fiscal year ended October 31, 2007.

PORTFOLIO MANAGER OF THE FUND

The fund is managed by HIFSCO's Investment Oversight Committee, which is overseen by Vernon Meyer.

Vernon J. Meyer, Vice President of HIFSCO and Chairman of the HIFSCO Investment Oversight Committee, has overseen the management of the fund since its inception
(2007). Mr. Meyer has over 18 years of professional investment experience managing the money manager evaluation, selection and overall due diligence process. Prior to joining The Hartford in 2004, Mr. Meyer served as a vice president and managing director of MassMutual.

The fund's SAI provides additional information about Mr. Meyer's compensation, other accounts managed by Mr. Meyer and Mr. Meyer's ownership of securities of the fund.

ABOUT YOUR ACCOUNT

CHOOSING A SHARE CLASS

CLASS R3

-    No front-end sales charge; all your money goes to work for you right away.

-    Distribution and service (12b-1) fees of 0.50%.

-    Administrative Fee of 0.20%

CLASS R4

-    No front-end sales charge; all your money goes to work for you right away.

-    Distribution and service (12b-1) fees of 0.25%.

-    Administrative Fee of 0.15%

CLASS R5

-    No front-end sales charge; all your money goes to work for you right away.

-    No distribution and service (12b-1) fees.

-    Administrative Fee of 0.10%

Each class of shares of the fund has its own expense structure, which enables you to choose the share class (and pricing) that best meets your specific needs and circumstances. For actual past expenses of each share class, see the information earlier in this prospectus. In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different classes of shares. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor's decision as to the best share class in which to invest.

Class R3 and Class R4 have each adopted a Rule 12b-1 plan, which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the fund may be offered from time to time through one or more separate prospectuses. Each class of shares of the fund represents an interest in the same portfolio of investments of the fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular class of shares. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for the fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. (the "Company"). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Shares of the fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of the fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of the fund.

DISTRIBUTION PLANS

The Company, on behalf of the fund, has adopted a separate distribution plan (the "Plan") for each of the Class R3 and Class R4 shares of the fund pursuant to appropriate resolutions of the Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

CLASS R3 PLAN Pursuant to the Class R3 Plan, the fund may pay HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay to dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS R4 PLAN Pursuant to the Class R4 Plan, the fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay to dealers the service fee at a rate equal to 0.25% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans, which means that the fund pays HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the fund will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the Company, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the Board who are not interested persons of the fund. A Plan will automatically terminate in the event of its assignment.

PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER ENTITIES

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

COMMISSIONS AND RULE 12B-1 PAYMENTS

HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions ("Financial Intermediaries") that sell shares of the fund. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services ("Servicing Intermediaries").

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as the fund, rather than other products.

ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES.

HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the fund's shares ("Additional Payments"). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the fund, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the fund attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, or sales of the fund's shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.46% of the average net assets of the fund attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2007, HIFSCO and its affiliates incurred approximately $43.4 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

     - Payments for placement of the fund on a Financial Intermediary's list of mutual funds available for purchase by its customers or for including the fund within a group that receives special marketing focus or is placed on a "preferred list";

     - "Due diligence" payments for a Financial Intermediary's examination of the fund and payments for providing extra employee training and information relating to the fund;

     - "Marketing support fees" for providing assistance in promoting the sale of fund shares;

     - Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

     - Provision of educational programs, including information and related support materials;

     -    Hardware and software; and

     - Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2008, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangements with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2007 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Banc West Investment Services, Cadaret Grant & Co., Inc., CCO Investment Services Corp., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward
D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM

Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

SERVICING COMPENSATION TO SERVICING INTERMEDIARIES

HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, HIFSCO incurred approximately $440,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $410,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the fund. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account.

As of January 1, 2008, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Charles Schwab and Co., Inc.; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2008, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Gem Group L.P.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company and SunGard Institutional Brokerage Inc. Other Servicing Intermediaries may be paid by HASCO in the future.

INVESTOR REQUIREMENTS

Class R3, R4 and R5 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. Class R3, R4 and R5 shares also are available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R3, R4 and R5 shares are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number that Federal law requires us to obtain. We appreciate your cooperation.

If the fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: Because you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. [In addition, the fund offered in this prospectus may not be available in your retirement plan.] You should check with your retirement plan administrator or financial representative for further details.

1.   Read this prospectus carefully.

2. Determine how much you want to invest. There is no minimum initial investment or subsequent investment minimum for Class R3, R4 or R5 shares of the fund.

3. Please contact your financial representative or plan administrator for instructions and assistance.

BUYING, EXCHANGING AND SELLING SHARES

BUYING SHARES

Eligible investors may establish an account and purchase shares through a plan administrator, record keeper or authorized financial intermediary (who may impose transaction charges in addition to those described in this prospectus). Some or all R share classes may not be available through certain financial intermediaries. Additional shares may be purchased through a plan's administrator, record keeper or other authorized financial intermediary. See your plan administrator, record keeper or financial intermediary for any questions regarding buying Class R3, R4 or R5 shares.

EXCHANGES

You may exchange shares of the fund for shares of the same class of any other Hartford Mutual Fund that offers that class. See your plan administrator, record keeper or financial intermediary for any questions regarding exchanging shares.

If you own Class A, B, C, or I shares of the fund, please refer to the prospectus for these share class offerings for further information on the exchange privileges available to you.

SELLING SHARES

You may redeem your shares by having your plan administrator or financial intermediary process your redemption. Your plan administrator or financial intermediary will be responsible for furnishing all necessary documents to the fund.

TRANSACTION POLICIES

VALUATION OF SHARES

The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for the fund is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The fund, through the Underlying Funds, generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund, through the Underlying Funds, will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Underlying Funds. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which the fund, through the Underlying Funds, may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the fund, through the Underlying Funds, uses a fair value pricing service approved by the Board of the Underlying Funds, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of the fund's shares is determined only on business days of the fund, the value of the portfolio securities of an Underlying Fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the fund, through the Underlying Funds, may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the fund, through the Underlying Funds, could obtain the fair value assigned to a security if it, through the Underlying Funds, were to sell the security at approximately the time at which the fund determines its NAV per share.

Debt securities (other than short-term obligations and floating rate loans) held by the fund, through the Underlying Funds, are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Floating rate loans held by the Underlying Funds generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the Board of Directors of the Underlying Funds. Generally, an Underlying Fund may use fair valuation in regards to debt securities when the Underlying Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments held by the Underlying Funds with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

BUY AND SELL PRICES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

TRANSACTION POLICIES

EXECUTION OF REQUESTS

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by the fund's shareholders can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force the fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund, through the Underlying Funds, invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute the fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the fund.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The fund also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the fund may consider an investor's trading history in the fund, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the fund to permit only two "substantive round trips" by an investor within the fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the fund and a redemption of or an exchange out of the fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within the fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the fund's transfer agent may terminate the registered representative's exchange and purchase privileges in the fund. Automatic programs offered by the fund, such as dollar cost averaging and dividend diversification, are exempt from the policy described above.

The fund's policies for deterring frequent purchases and redemptions of fund shares by the fund's shareholders are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the fund. Because the fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the fund is limited in its ability to identify or deter Excessive Traders or other abusive traders. The fund's procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the fund) for limiting exchange activity in a manner that serves the purposes of the fund's policy as determined by the Frequent Trading Review Committee (comprised of the fund's Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the fund and obtain an appropriate annual certification. Finally,
(4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to identify suspicious trading patterns that warrant further review. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective that require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the fund will be able to apply its frequent trading policies to omnibus accounts. Nonetheless, the fund's ability to identify and deter frequent purchases and redemptions of the fund's shares through omnibus accounts is limited, and the fund's success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the fund's fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

ACCOUNT CLOSINGS

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under "Account Closings."

SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS You will receive statements and applicable tax forms from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS The fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the fund are normally declared and paid quarterly. Unless shareholders specify otherwise, all dividends and distributions received from the fund are automatically reinvested in additional full or fractional shares of the fund.

TAXABILITY OF DIVIDENDS Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXABILITY OF TRANSACTIONS Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

FINANCIAL HIGHLIGHTS

Because the fund's Class R3, Class R4 and Class R5 shares commenced operations as of the date of this prospectus, the financial highlights below reflect information for Class A shares. The financial highlights for the fund's Class R3, Class R4 and Class R5 shares for the periods below would have been substantially similar to that shown because all of the fund's shares are invested in the same portfolio of securities. However, the actual financial highlights of the Class R3, Class R4 and Class R5 shares for the periods below would have been different than the information shown below because of differences in the expenses borne by each class of shares.

The financial highlights table for the fund is intended to help you understand the fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2007 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report, which is available upon request.

FUND CODE, CUSIP NUMBER AND SYMBOL

                                         CLASS    FUND    CUSIP
NAME                                    SHARES    CODE   NUMBER   SYMBOL
----                                    ------   -----   ------   ------
The Hartford Checks and Balances Fund     R3     [___]    [___]    [___]
The Hartford Checks and Balances Fund     R4     [___]    [___]    [___]
The Hartford Checks and Balances Fund     R5     [___]    [___]    [___]

FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional information about the fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the fund's website at http://institutional.thehartford.com/.

To request a free copy of the current annual/semi-annual report for the fund and/or the SAI or for shareholder inquiries or other information about the fund, please contact the fund at:

BY MAIL:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:

1-888-843-7824

ON THE INTERNET:

http://institutional.thehartford.com/

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

Internet: (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

The Hartford Mutual Funds, Inc. 811-07589

                                     PART B
                                     ------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

The Combined Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 66 under the Securities Act of 1933 and Amendment No. 68 under the Investment Company Act of 1940, File Nos. 333-02381/811-07589, filed on February 28, 2008, as supplemented, Accession No. 0000950135-08-001324, is incorporated by reference.

                                   SUPPLEMENT
                             DATED [AUGUST __], 2008
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
     FOR THE HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.
                               DATED MARCH 1, 2008

This supplement amends the SAI dated March 1, 2008, in order to add Class R3, Class R4 and Class R5 shares to The Hartford Checks and Balances Fund, an existing series of The Hartford Mutual Funds, Inc. Accordingly, the following is incorporated into the SAI as appropriate:

1. Under the paragraph entitled "Date of Prospectuses," the following is added:

     July 31, 2008 (for Class R3, Class R4 and Class R5 shares of The Hartford Checks and Balances Fund).

2. Under the section entitled "General Information," in the third paragraph, the second sentence is replaced as follows:

     Currently, the following Hartford Funds offer Class R shares: Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Disciplined Equity Fund, Dividend & Growth Fund, Equity Income Fund, Floating Rate Fund, Global Equity Fund, Global Growth Fund, Global Health Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, Money Market Fund, Retirement Income Fund, Small Company Fund, Stock Fund, Total Return Bond Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund and the Asset Allocation Funds.

3. Under the section entitled "Fund Management," the information concerning management ownership, principal holders and control persons is supplemented as follows:

     As of [__], 2008, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of Checks and Balances Fund. As of that date, the following persons held an interest in Checks and Balances Fund equal to 5% or more of outstanding shares of a class:

4. Under the section entitled "Fund Management," the information concerning principal holders and control persons with respect to Checks and Balances Fund is replaced as follows:

                                                                                  CLASS   CLASS   CLASS
CHECKS & BALANCES FUND          CLASS A   CLASS B   CLASS C   CLASS L   CLASS I   R3(1)   R4(1)   R5(1)   CLASS Y
----------------------          -------   -------   -------   -------   -------   -----   -----   -----   -------
Edward D Jones & Co
Attn: Mutual Fund Shareholder
Accounting
Maryland Hts MO                  [__]%

Edward D Jones & Co
Attn: Mutual Fund Shareholder
Accounting
Maryland Hts MO                            [__]%

MLPF&S For The Sole Benefit
of Its Customers
Attn Fund Administration
Jacksonville FL                                      [__]%

Citigroup Global Markets Inc.
Attn: Peter Booth
New York NY                                          [__]%

(1) No share ownership information is provided for Class R3, Class R4 and Class R5 shares as these classes had not yet commenced operations as of the date of this SAI.

5. Under the section entitled "Sub-advisory/Investment Services Fees," the table regarding the contractual expense limits agreed to by HIFSCO is replaced for Checks and Balances Fund as follows:

                                     CLASSES
FUND NAME                  CLASS A    B & C    CLASS I   CLASS L   CLASS R3   CLASS R4   CLASS R5   CLASS Y
---------                  -------   -------   -------   -------   --------   --------   --------   -------
Checks and Balances Fund    1.15%     1.90%     0.90%      N/A       [__]       [__]       [__]       N/A

6. Under the section entitled "Capitalization and Voting Rights," in the third paragraph, the seventh sentence is replaced as follows:

     The directors of The Hartford Mutual Funds have also authorized the issuance of Class R3, Class R4 and Class R5 shares for Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Disciplined Equity Fund, Dividend & Growth Fund, Equity Income Fund, Floating Rate Fund, Global Equity Fund, Global Growth Fund, Global Health Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, Money Market Fund, Small Company Fund, Stock Fund, Total Return Bond Fund, Value Fund, Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

a.(i) Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9,
              1996)

a.(ii) Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25,
              2002)

a.(iii) Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25,
              2002)

a.(iv) Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 16, 2002)

a.(v) Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19,
              2003)

a.(vi) Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19,
              2003)

a.(vii) Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2003)

a.(viii) Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

a.(ix) Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 23,
              2004)

a.(x) Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)
a.(xi) Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 15,
              2005)

a.(xii) Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

a.(xiii) Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 filed to Registration Statement on Form N-1A (File No. 333-02381) on July 31, 2006)

a.(xiv) Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2006)

a.(xv) Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

a.(xvi) Articles Supplementary dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14,
              2007)

a.(xvii) Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14,
              2007)

a.(xviii)     Articles of Amendment dated May 25, 2007 (incorporated by
              reference to Post-Effective Amendment No. 62 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on September 14,
              2007)

a.(xix) Articles Supplementary dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30,
              2007)

a.(xx) Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30,
              2007)

a.(xxi) Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30,
              2007)
a.(xxii) Articles Supplementary dated September 14, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2007)

a.(xxiii)     Articles Supplementary dated November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2008)

a.(xxiv) Articles Supplementary dated February 28, 2008 (incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 15,
              2008)

a.(xxv)       Articles Supplementary dated May 30, 2008 (filed herewith)

b. By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

c.            Not Applicable

d.(i) Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(ii) Amendment No. 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(iii) Amendment No. 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(iv) Amendment No. 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(v) Amendment No. 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)
d.(vi) Amendment No. 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(vii) Amendment No. 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(viii) Amendment No. 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(ix) Amendment No. 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2003)

d.(x) Amendment No. 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

d.(xi) Amendment No. 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

d.(xii) Amendment No. 11 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29,
              2005)

d.(xiii) Amendment No. 12 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29,
              2005)

d.(xiv) Amendment No. 13 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

d.(xv) Amendment No. 14 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31,
              2006)
d.(xvi) Amendment No. 15 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31,
              2006)

d.(xvii) Amendment No. 16 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xviii)     Amendment No. 17 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xix) Amendment No. 18 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xx) Amendment No. 19 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xxi) Amendment No. 20 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2007)

d.(xxii) Amendment No. 21 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2008)

d.(xxiii)     Amendment No. 22 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on June 27,
              2008)

d.(xxiv) Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xxv) Amendment No. 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxvi) Amendment No. 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to

              Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxvii)     Amendment No. 3 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxviii)    Amendment No. 4 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxix) Amendment No. 5 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxx) Amendment No. 6 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxi) Amendment No. 7 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

d.(xxxii)     Amendment No. 8 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 41 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xxxiii)    Amendment No. 9 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 50 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xxxiv)     Amendment No. 10 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 57 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2007)

d.(xxxv) Amendment No. 11 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective

              Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxxvi)     Amendment No. 12 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 66 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxxvii)    Amendment No. 13 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 70 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on June 27, 2008)

d.(xxxviii)   Investment Services Agreement with Hartford Investment Management
              Company dated as of March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xxxix)     Amendment No. 1 to Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xl) Amendment No. 2 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xli) Amendment No. 3 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xli) Amendment No. 4 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xlii) Amendment No. 5 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xliii)     Amendment No. 6 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-

              Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xliv) Amendment No. 7 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

d.(xlv) Amendment No. 8 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

d.(xlvi) Amendment No. 9 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xlvii)     Amendment No. 10 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 61 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on August 30, 2007)

d.(xlviii)    Amendment No. 11 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 63 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on November 29, 2007)

d.(xlix) Investment Sub-Advisory Agreement with Oberweis Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(l) Investment Sub-Advisory Agreement with Jennison Associates LLC (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(li) Investment Sub-Advisory Agreement with Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(lii) Investment Sub-Advisory Agreement with Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective

              Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(liii) Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(i) Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ii) Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27,
              1996)

e.(iii) Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(iv) Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(v) Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(vi) Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 15,
              2002)

e.(vii) Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(viii) Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(ix) Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)
e.(x) Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(xi) Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2003)

e.(xii) Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

e.(xiii) Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

e.(xiv) Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29,
              2005)

e.(xv) Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29,
              2005)

e.(xvi) Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31,
              2006)

e.(xvii) Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2006)

e.(xviii)     Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

e.(xix) Amendment No. 16 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2007)

e.(xx) Amendment No. 17 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration

              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2008)

e.(xxi) Amendment No. 18 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27,
              2008)

f.            Not Applicable

g. Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 15, 2007)

h.(i) Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

h.(ii) Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2006)

h.(iii) Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2006)

h.(iv) Amendment No. 3 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2008)

h.(v) Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

h.(vi) Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)
h.(vii) Amendment No. 1 to the Fund Accounting Agreement, dated July 23, 2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(viii) Second Amendment to the Fund Accounting Agreement, dated October 31, 2002 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(ix) Third Amendment to the Fund Accounting Agreement, dated August 25, 2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(x) Fourth Amendment to the Fund Accounting Agreement, dated September 27, 2005 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xi) Fifth Amendment to the Fund Accounting Agreement, dated January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xii) Sixth Amendment to the Fund Accounting Agreement, July 31, 2006 (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

h.(xiii) Seventh Amendment to the Fund Accounting Agreement, November 30, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(xiv) Eighth Amendment to the Fund Accounting Agreement, May 31, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

h.(xv) Ninth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)
h.(xvi) Tenth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xvii) Eleventh Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xviii)     Twelfth Amendment to the Fund Accounting Agreement, March 1, 2008
              (incorporated by reference to Post-Effective Amendment No. 70 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              June 27, 2008)

h.(xix) Expense Limitation Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xx) Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

i.            Opinion and Consent of Counsel (to be filed by amendment)

j. Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

k.            Not Applicable

l.            Not Applicable

m. Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

n. Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2008)

o.            Not Applicable

p.(i) Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment No. 63 to

              Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

p.(ii) Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

p.(iii) Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2005)

p.(iv) Code of Ethics of Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

p.(v) Code of Ethics of Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

p.(vi) Code of Ethics of SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30,
              2007)

q. Power of Attorney (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

Item 24. Persons Controlled by or Under Common Control with Registrant

     As of May 31, 2008, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 22, 2008.

     In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of May 31, 2008 more than 25% of the following funds:

          The Hartford Global Enhanced Dividend Fund
          The Hartford LargeCap Growth Fund
          The Hartford MidCap Growth Fund
          The Hartford Tax-Free New York Fund
          The Hartford Global Equity Fund

Item 25. Indemnification

     Article V of the Registrant's Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant's initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

     Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

     Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

     Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

                               Position with Hartford Investment
Name                                Financial Services, LLC                                  Other Business
----                     --------------------------------------------   --------------------------------------------------------
John C. Walters          Chief Executive Officer,                       Chief Executive Officer, President and Manager of The
                         President and Manager                          Hartford Financial Services Group, Inc. ("The
                                                                        Hartford")(1); Chief Executive Officer, President and
                                                                        Director of Hartford Life Insurance Company ("HLIC")(2);
                                                                        Chief Executive Officer, Manager and President of HL
                                                                        Investment Advisors, LLC(3); and Chief Executive Officer
                                                                        and Director and President of Hartford Life, Inc.("HL,
                                                                        Inc.")(4)

Tamara L. Fagely         Chief Financial Officer and Controller/FINOP   Chief Financial Officer and Vice President of Hartford
                                                                        Administrative Services Company ("HASCO")(5) and Vice
                                                                        President of HLIC

Colleen B. Pernerewski   Chief Investment Advisor and                   Assistant Vice President of The Hartford; Chief
                         Compliance Officer                             Compliance Officer of Separate Accounts of HLIC and
                                                                        Chief Compliance Officer of HL Investment Advisors, LLC

William D. Wilcox        Chief Compliance Officer, AML Compliance       Assistant Vice President of The Hartford
                         Officer and Chief Legal Officer

Robert M. Arena          Senior Vice President / Business Line          Director and Senior Vice President of HASCO; Executive
                         Principal and Manager                          Vice President of HLIC; and Manager and Senior Vice
                                                                        President of HL Investment Advisors, LLC

Kenneth A. McCullum      Senior Vice President                          Senior Vice President and Actuary of HLIC; and Senior
                                                                        Vice President of HL Investment Advisors, LLC

Vernon J. Meyer          Senior Vice President                          Senior Vice President of HLIC and Senior Vice President
                                                                        of HL Investment Advisors, LLC

D. Keith Sloane          Senior Vice President                          Senior Vice President of HASCO, HLIC and HL Investment
                                                                        Advisors, LLC

Thomas D. Jones          Vice President                                 Vice President of The Hartford, HLIC and HL Investment
                                                                        Advisors, LLC

Edward P. Macdonald      Vice President and                             Assistant Vice President of The Hartford; Assistant Vice
                         Chief Legal Officer                            President of HLIC; Vice President of HASCO and Vice
                                                                        President, Chief Legal Officer and Secretary of HL
                                                                        Investment Advisors, LLC

Mark Sides               Chief Legal Officer - Broker/Dealer and        Assistant Vice President of The Hartford
                         Secretary

John N. Giamalis         Treasurer                                      Senior Vice President and Treasurer of HL Inc., The
                                                                        Hartford, HASCO, HLIC, and HL Investment Advisors; and
                                                                        Treasurer of Hartford Investment Management

Glen J. Kvadus           Assistant Secretary

Michael J. Fixer         Assistant Treasurer and Assistant Vice         Assistant Treasurer and Assistant Vice President of The
                         President                                      Hartford, HASCO, HLIC, HL Inc. and HL Investment
                                                                        Advisors, LLC

Marilyn Orr              Assistant Vice President                       Assistant Vice President of HLIC

Alice A. Pellegrino      Assistant Vice President                       Assistant Vice President of The Hartford; Assistant Vice
                                                                        President HASCO, HLIC and HL Investment Advisors, LLC

Elizabeth L. Schroeder   Assistant Vice President                       Assistant Vice President of HLIC and HL Investment
                                                                        Advisors, LLC

Denise A. Settimi        Assistant Vice President                       Chief Operating Officer and Assistant Vice President of
                                                                        HASCO; and Assistant Vice President of HLIC

Brian Murphy             Manager                                        Executive Vice President of HLIC

(1) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

(2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

(3) The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

(4) The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(5) The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.

(6) The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

Item 27. Principal Underwriters

     Hartford Investment Financial Services, LLC ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business
Address                              Positions and Offices with Underwriter            Position and Offices with Registrant
---------------------------          --------------------------------------            ------------------------------------
John C. Walters(2)            Chief Executive Officer, President and Manager         President and Chief Executive Officer

Name and Principal Business
Address                              Positions and Offices with Underwriter            Position and Offices with Registrant
---------------------------          --------------------------------------            ------------------------------------
Tamara L. Fagely(3)           Chief Financial Officer and Controller/FINOP           Vice President, Treasurer and Controller

Colleen B. Pernerewski(2)     Chief Investment Advisor and Compliance Officer        None

William D. Wilcox(2)          Chief Compliance Officer, AML Compliance Officer and   None
                              Chief Legal Officer

Robert M. Arena(2)            Senior Vice President / Business Line Principal  and   Vice President
                              Manager

Kenneth A. McCullum(2)        Senior Vice President                                  None

Vernon J. Meyer(2)            Senior Vice President                                  Vice President

D. Keith Sloane(2)            Senior Vice President                                  None

Thomas D. Jones(2)            Vice President                                         Vice President and Chief Compliance
                                                                                     Officer

Edward P. Macdonald(2)        Vice President and Chief Legal Officer                 Vice President, Secretary and Chief
                                                                                     Legal Officer

Mark Sides(3)                 Chief Legal Officer - Broker/Dealer and Secretary      None

John N. Giamalis(1)           Treasurer                                              None

Glen J. Kvadus(2)             Assistant Secretary                                    None

Michael J. Fixer(4)           Assistant Treasurer and Assistant Vice President       None

Marilyn Orr(3)                Assistant Vice President                               Assistant Treasurer

Alice A. Pellegrino(2)        Assistant Vice President                               Assistant Secretary

Elizabeth L. Schroeder(2)     Assistant Vice President                               None

Denise A. Settimi(3)          Assistant Vice President                               Vice President

Brian Murphy(2)               Manager                                                None

(1)  The principal business address is 690 Asylum Avenue, Hartford, CT 06115.

(2)  The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.

(3)  The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.

(4)  The principal business address is One Hartford Plaza Hartford CT 06155

Item 28. Location of Accounts and Records

     Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29. Management Services

     Not Applicable

Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 27th day of June, 2008.

                                        THE HARTFORD MUTUAL FUNDS, INC.


                                        By: /s/ John C. Walters
                                            -------------------
                                            John C. Walters
                                        Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                TITLE                   DATE
---------                                -----                   ----


/s/ Tamara L. Fagely          Controller & Treasurer        June 27, 2008
---------------------------   (Chief Accounting Officer &
Tamara L. Fagely              Chief Financial Officer)


             *                Director                      June 27, 2008
---------------------------
Lynn S. Birdsong


             *                Chairman of the Board         June 27, 2008
---------------------------   and Director
Robert M. Gavin, Jr.


             *                Director                      June 27, 2008
---------------------------
Duane E. Hill


             *                Director                      June 27, 2008
---------------------------
Sandra S. Jaffee


             *                Director                      June 27, 2008
---------------------------
William P. Johnston



             *                Director                      June 27, 2008
---------------------------
Lemma W. Senbet


             *                Director                      June 27, 2008
---------------------------
Thomas M. Marra


             *                Director                      June 27, 2008
---------------------------
Phillip O. Peterson


             *                Director                      June 27, 2008
---------------------------
Lowndes A. Smith


             *                Director                      June 27, 2008
---------------------------
David M. Znamierowski


/s/ Edward P. Macdonald                                     June 27, 2008
---------------------------
* By Edward P. Macdonald
     Attorney-in-fact

* Pursuant to Power of Attorney (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

                                  EXHIBIT INDEX

EXHIBIT NO.

a.(xxv)   Articles Supplementary dated May 30, 2008